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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Absolute Return Currency and Income Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.1%
Northstar Education Finance, Inc.(a)
Series 2007-1 Class A2
01/29/46	1.789%	750,000	696,656
Total Asset-Backed Securities — Non-Agency (Cost $746,953)			696,656

Money Market Funds 97.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(b),(c)	60,880,152	60,880,152
Total Money Market Funds (Cost $60,880,156)		60,880,152
Total Investments (Cost $61,627,109)		61,576,808
Other Assets and Liabilities, Net		636,556
Net Assets		$62,213,364
Investments in derivatives
Forward foreign currency exchange contracts open at January 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	02/15/2017	13,180,000 CHF	12,979,113 USD	—	(2,504,949)
Barclays	02/15/2017	2,610,119 USD	2,608,000 CHF	99,651	—
Citi	02/15/2017	36,170,000 NZD	26,246,869 USD	—	(281,186)
Citi	02/15/2017	70,009,000 SEK	7,758,804 USD	—	(1,825,654)
Citi	02/15/2017	1,693,191 USD	15,026,000 SEK	81,526	—
Deutsche Bank	02/15/2017	39,382,602 USD	51,704,000 CAD	356,133	—
HSBC	02/15/2017	32,181,000 AUD	24,244,136 USD	—	(1,033,832)
HSBC	02/15/2017	7,149,000 EUR	7,498,096 USD	—	(909,629)
HSBC	02/15/2017	48,908,905 USD	67,913,000 AUD	2,581,309	—
HSBC	02/15/2017	23,073,524 USD	21,508,000 EUR	186,502	—
Morgan Stanley	02/15/2017	31,447,000 AUD	23,821,408 USD	—	(21,049)
Morgan Stanley	02/15/2017	23,720,579 USD	31,447,000 AUD	121,878	—
State Street	02/15/2017	19,137,000 GBP	23,935,124 USD	—	(144,825)
State Street	02/15/2017	279,870,000 NOK	33,572,650 USD	—	(458,268)
State Street	02/15/2017	3,102,199 USD	2,505,000 GBP	413,170	—
State Street	02/15/2017	24,752,436 USD	207,344,000 NOK	2,180,188	—
UBS	02/15/2017	2,452,755,000 JPY	21,575,981 USD	—	(189,520)
UBS	02/15/2017	30,322,122 USD	3,461,239,000 JPY	2,461,133	—
Total				8,481,490	(7,368,912)
Columbia Absolute Return Currency and Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Absolute Return Currency and Income Fund, January 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	66,611,700	8,651,508	(14,383,056)	60,880,152	12	88,989	60,880,152
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
61,627,000	—	(50,000)	(50,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
2	Columbia Absolute Return Currency and Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Absolute Return Currency and Income Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	696,656	—	—	696,656
Money Market Funds	—	—	—	60,880,152	60,880,152
Total Investments	—	696,656	—	60,880,152	61,576,808
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	8,481,490	—	—	8,481,490
Liability
Forward Foreign Currency Exchange Contracts	—	(7,368,912)	—	—	(7,368,912)
Total	—	1,809,234	—	60,880,152	62,689,386
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Absolute Return Currency and Income Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Asia Pacific ex-Japan Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 20.8%
Amcor Ltd.	27,191	295,132
Australia and New Zealand Banking Group Ltd.	28,712	637,935
BHP Billiton Ltd.	35,553	721,308
Brambles Ltd.(a)	23,115	182,678
Commonwealth Bank of Australia	7,776	481,802
CSL Ltd.	5,204	443,641
Domino’s Pizza Enterprises Ltd.	3,882	175,131
Healthscope Ltd.	65,539	108,838
James Hardie Industries PLC	12,299	193,172
LendLease Group	25,158	269,020
Link Administration Holdings Ltd.	41,176	239,699
Macquarie Group Ltd.	5,530	355,112
Rio Tinto Ltd.	13,499	684,797
Spotless Group Holdings Ltd.	299,483	213,711
Transurban Group	39,874	308,549
Westpac Banking Corp.	26,586	640,018
Total		5,950,543
China 25.0%
Alibaba Group Holding Ltd., ADR(a)	11,086	1,123,123
Anhui Conch Cement Co., Ltd., Class H(a)	97,500	313,752
ANTA Sports Products Ltd.	93,000	296,005
Bank of China Ltd., Class H	822,000	372,298
China Construction Bank Corp., Class H	751,380	557,065
China Mobile Ltd.	53,000	596,389
China Overseas Land & Investment Ltd.	100,000	293,645
China Petroleum & Chemical Corp., Class H	532,000	420,241
CNOOC Ltd.	252,000	314,686
Guangdong Investment Ltd.	172,000	213,436
Minth Group Ltd.(a)	54,000	174,636
PetroChina Co., Ltd., Class H(a)	336,000	266,929
Ping An Insurance Group Co. of China Ltd., Class H	144,000	738,688
Tencent Holdings Ltd.	56,100	1,466,756
Total		7,147,649
Hong Kong 9.9%
AIA Group Ltd.	181,000	1,120,635
BOC Hong Kong Holdings Ltd.	137,500	549,709
Cheung Kong Property Holding Ltd.	24,372	160,194
CK Hutchison Holdings Ltd.	19,872	238,170
Common Stocks (continued)
Issuer	Shares	Value ($)
Galaxy Entertainment Group Ltd.(a)	39,000	185,246
Samsonite International SA	81,300	255,326
Sands China Ltd.(a)	44,800	197,118
Techtronic Industries Co., Ltd.	40,500	140,074
Total		2,846,472
India 6.4%
Asian Paints Ltd.	13,795	197,410
Eicher Motors Ltd.	837	284,616
HDFC Bank Ltd.	23,451	445,144
ICICI Bank Ltd.	68,187	270,842
Larsen & Toubro Ltd.	8,772	187,337
Maruti Suzuki India Ltd.	2,389	207,894
Reliance Industries Ltd.(a)	15,638	241,204
Total		1,834,447
Indonesia 4.9%
PT Astra International Tbk	475,700	283,591
PT Bank Mandiri Persero Tbk	298,116	243,495
PT Bank Rakyat Indonesia Persero Tbk	336,200	295,215
PT Matahari Department Store Tbk	200,400	221,860
PT Telekomunikasi Indonesia Persero Tbk	1,199,300	347,659
Total		1,391,820
Malaysia 0.8%
IHH Healthcare Bhd	162,300	230,836
Philippines 2.2%
Jollibee Foods Corp.	37,210	153,706
Metro Pacific Investments Corp.(a)	811,700	111,305
Metropolitan Bank & Trust Co.	126,784	207,692
Universal Robina Corp.	46,500	152,372
Total		625,075
Singapore 1.0%
DBS Group Holdings Ltd.	11,800	159,536
Keppel DC REIT	169,586	144,220
Total		303,756
South Korea 15.7%
Coway Co., Ltd.	2,161	162,504
Doosan Bobcat, Inc.	4,872	155,119
Hana Financial Group, Inc.	5,523	163,761
LG Chem Ltd.	1,260	284,125

Columbia Asia Pacific ex-Japan Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Asia Pacific ex-Japan Fund, January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lotte Chemical Corp.	930	301,374
NAVER Corp.	557	363,840
NCSoft Corp.	578	151,328
POSCO	983	229,752
Samsung C&T Corp.	1,368	148,432
Samsung Electronics Co., Ltd.	1,181	2,008,617
Samsung Life Insurance Co., Ltd.	2,099	200,558
Shinhan Financial Group Co., Ltd.	7,982	315,467
Total		4,484,877
Taiwan 11.5%
Cathay Financial Holding Co., Ltd.(a)	97,000	147,719
Chroma ATE, Inc.(a)	77,000	201,854
E.Sun Financial Holding Co., Ltd.	459,910	271,670
Formosa Plastics Corp.	88,000	254,270
Fubon Financial Holding Co., Ltd.(a)	147,000	238,912
Hon Hai Precision Industry Co., Ltd.(a)	57,000	152,861
King Yuan Electronics Co., Ltd.(a)	227,000	196,036
Common Stocks (continued)
Issuer	Shares	Value ($)
Largan Precision Co., Ltd.	1,000	143,036
Taiwan Semiconductor Manufacturing Co., Ltd.	261,000	1,555,263
Wistron NeWeb Corp.	42,140	120,627
Total		3,282,248
Thailand 0.8%
Kasikornbank PCL, Foreign Registered Shares	45,614	243,096
Total Common Stocks (Cost $22,029,745)		28,340,819

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(b),(c)	120,953	120,953
Total Money Market Funds (Cost $120,953)		120,953
Total Investments (Cost $22,150,698)		28,461,772
Other Assets and Liabilities, Net		165,119
Net Assets		$28,626,891

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	271,254	1,874,805	(2,025,106)	120,953	28	179	120,953
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
22,151,000	7,023,000	(712,000)	6,311,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
2	Columbia Asia Pacific ex-Japan Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Asia Pacific ex-Japan Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	5,950,543	—	—	5,950,543
China	1,123,123	6,024,526	—	—	7,147,649
Hong Kong	—	2,846,472	—	—	2,846,472
India	—	1,834,447	—	—	1,834,447
Indonesia	—	1,391,820	—	—	1,391,820
Malaysia	—	230,836	—	—	230,836
Philippines	—	625,075	—	—	625,075
Singapore	—	303,756	—	—	303,756
Columbia Asia Pacific ex-Japan Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Asia Pacific ex-Japan Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
South Korea	—	4,484,877	—	—	4,484,877
Taiwan	—	3,282,248	—	—	3,282,248
Thailand	—	243,096	—	—	243,096
Total Common Stocks	1,123,123	27,217,696	—	—	28,340,819
Money Market Funds	—	—	—	120,953	120,953
Total Investments	1,123,123	27,217,696	—	120,953	28,461,772
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Asia Pacific ex-Japan Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Emerging Markets Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 17.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 1.0%
Marfrig Holdings Europe BV(b)
06/08/23	8.000%		2,400,000	2,529,000
Minerva Luxembourg SA(b)
09/20/26	6.500%		2,000,000	1,985,528
Total				4,514,528
Chile 1.1%
Cencosud SA(b)
02/12/45	6.625%		4,950,000	4,894,906
Colombia 0.9%
Banco de Bogota SA(b)
Subordinated
05/12/26	6.250%		3,800,000	3,948,189
Ghana 1.5%
Kosmos Energy Ltd.(b)
08/01/21	7.875%		3,076,000	3,083,690
08/01/21	7.875%		3,160,000	3,167,900
Total				6,251,590
Guatemala 1.5%
Comcel Trust(b)
02/06/24	6.875%		3,300,000	3,456,750
Comcel Trust via Comunicaciones Celulares SA(b)
02/06/24	6.875%		200,000	209,500
Industrial Senior Trust(b)
11/01/22	5.500%		2,877,000	2,784,735
Total				6,450,985
Mexico 5.8%
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/31	5.750%		3,000,000	2,790,000
BBVA Bancomer SA(b),(c)
Subordinated
11/12/29	5.350%		3,402,000	3,134,300
Cemex SAB de CV(b)
04/16/26	7.750%		4,900,000	5,469,625
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/35	5.950%	MXN	8,000,000	2,089,871
Elementia SAB de CV(b)
01/15/25	5.500%		2,500,000	2,412,500
Grupo Posadas SAB de CV(b)
06/30/22	7.875%		5,224,000	5,243,590
Grupo Televisa SAB
05/14/43	7.250%	MXN	59,800,000	2,106,726
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexichem SAB de CV(b)
09/19/42	6.750%		1,000,000	981,250
09/17/44	5.875%		900,000	812,232
Total				25,040,094
Netherlands 0.5%
Lukoil International Finance BV(b)
11/02/26	4.750%		2,100,000	2,101,271
Panama 0.7%
Panama Canal Railway Co.(b)
11/01/26	7.000%		3,227,874	3,195,595
Peru 1.6%
Banco de Credito del Peru(b),(c)
Subordinated
10/15/22	7.170%	PEN	6,000,000	1,729,746
Cementos Pacasmayo SAA(b)
02/08/23	4.500%		1,000,000	1,022,500
Union Andina de Cementos SAA(b)
10/30/21	5.875%		1,093,000	1,128,632
Volcan Cia Minera SAA(b)
02/02/22	5.375%		3,000,000	3,030,000
Total				6,910,878
Russian Federation 1.0%
Global Ports Finance PLC(b)
09/22/23	6.500%		4,357,000	4,411,462
Ukraine 1.6%
Kernel Holding SA(b)
01/31/22	8.750%		2,200,000	2,215,737
MHP SA(b)
04/02/20	8.250%		4,721,000	4,638,382
Total				6,854,119
Uruguay 0.7%
ACI Airport SudAmerica SA(b)
11/29/32	6.875%		2,981,250	2,862,000
Total Corporate Bonds & Notes (Cost $80,820,078)				77,435,617

Foreign Government Obligations(a),(d) 76.9%

Angola 0.5%
Angolan Government International Bond(b)
11/12/25	9.500%		2,200,000	2,092,750

Columbia Emerging Markets Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, January 31, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 6.4%
Argentina Republic Government International Bond(b)
01/26/22	5.625%		2,491,000	2,495,982
04/22/26	7.500%		2,200,000	2,293,500
01/26/27	6.875%		2,491,000	2,466,090
07/06/28	6.625%		1,100,000	1,055,241
07/06/36	7.125%		1,500,000	1,409,180
Argentina Republic Government International Bond
12/31/33	8.280%		4,065,910	4,157,393
City of Buenos Aires Argentina(b)
06/01/27	7.500%		1,515,000	1,541,512
Provincia de Buenos Aires(b)
06/09/21	9.950%		1,500,000	1,683,750
06/15/27	7.875%		2,865,000	2,854,113
Provincia de Cordoba(b)
06/10/21	7.125%		3,100,000	3,177,500
YPF SA(b)
03/23/21	8.500%		1,700,000	1,840,250
07/28/25	8.500%		2,400,000	2,526,000
Total				27,500,511
Brazil 7.1%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/28	5.333%		2,000,000	1,965,000
Brazilian Government International Bond
01/07/25	4.250%		4,100,000	3,977,000
01/07/41	5.625%		10,000,000	9,275,000
Petrobras Global Finance BV
01/27/21	5.375%		4,487,000	4,526,261
05/23/21	8.375%		5,200,000	5,778,500
05/23/26	8.750%		3,800,000	4,280,320
01/17/27	7.375%		960,000	998,400
Total				30,800,481
Colombia 2.4%
Bogota Distrito Capital(b)
07/26/28	9.750%	COP	1,377,000,000	478,308
Colombia Government International Bond
01/18/41	6.125%		3,528,000	3,904,183
Ecopetrol SA
06/26/26	5.375%		1,000,000	1,000,000
09/18/43	7.375%		3,200,000	3,283,840
Emgesa SA ESP(b)
01/25/21	8.750%	COP	5,204,000,000	1,797,375
Total				10,463,706
Costa Rica 1.7%
Costa Rica Government International Bond(b)
03/12/45	7.158%		7,600,000	7,393,052
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Croatia 1.8%
Croatia Government International Bond(b)
01/26/24	6.000%		5,117,000	5,600,147
Hrvatska Elektroprivreda(b)
10/23/22	5.875%		1,900,000	1,995,905
Total				7,596,052
Dominican Republic 7.5%
Banco de Reservas de la Republica Dominicana(b)
Subordinated
02/01/23	7.000%		5,988,000	5,998,838
Dominican Republic International Bond(b)
07/05/19	14.500%	DOP	109,000,000	2,574,861
01/08/21	14.000%	DOP	226,239,000	5,380,114
01/25/27	5.950%		4,500,000	4,500,000
04/20/27	8.625%		4,320,000	4,973,486
04/30/44	7.450%		6,000,000	6,315,000
01/27/45	6.850%		2,800,000	2,753,296
Total				32,495,595
Ecuador 2.0%
Ecuador Government International Bond(b)
03/24/20	10.500%		3,800,000	4,151,500
03/28/22	10.750%		2,500,000	2,805,487
12/13/26	9.650%		1,500,000	1,582,500
Total				8,539,487
Egypt 1.7%
Egypt Government International Bond(b)
01/31/22	6.125%		1,500,000	1,502,311
06/11/25	5.875%		2,300,000	2,118,875
01/31/27	7.500%		2,400,000	2,406,000
01/31/47	8.500%		1,500,000	1,533,750
Total				7,560,936
El Salvador 0.9%
El Salvador Government International Bond(b)
01/18/27	6.375%		500,000	438,750
04/10/32	8.250%		959,000	920,640
06/15/35	7.650%		2,836,000	2,492,560
Total				3,851,950
Gabon 0.7%
Gabon Government International Bond(b)
12/12/24	6.375%		3,279,527	3,010,639
Georgia 0.6%
Georgian Railway JSC(b)
07/11/22	7.750%		2,372,000	2,585,480

2	Columbia Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, January 31, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ghana 1.2%
Ghana Government International Bond(b)
09/15/22	9.250%	1,000,000	1,057,500
01/18/26	8.125%	1,850,000	1,805,249
10/14/30	10.750%	2,000,000	2,357,000
Total			5,219,749
Guatemala 0.5%
Guatemala Government Bond(b)
05/03/26	4.500%	1,350,000	1,304,438
02/13/28	4.875%	1,073,000	1,056,905
Total			2,361,343
Honduras 0.7%
Honduras Government International Bond(b)
03/15/24	7.500%	1,432,000	1,552,388
01/19/27	6.250%	1,500,000	1,489,500
Total			3,041,888
Hungary 0.9%
Hungary Government International Bond
03/29/41	7.625%	2,940,000	4,097,654
Indonesia 7.6%
Indonesia Government International Bond(b)
01/15/24	5.875%	4,200,000	4,686,452
01/17/38	7.750%	3,548,000	4,701,980
01/17/38	7.750%	1,700,000	2,252,922
01/17/42	5.250%	1,000,000	1,023,781
01/15/45	5.125%	1,000,000	1,004,053
PT Pertamina Persero(b)
05/27/41	6.500%	1,000,000	1,057,500
05/03/42	6.000%	3,000,000	2,959,434
05/30/44	6.450%	755,000	789,250
PT Perusahaan Listrik Negara(b)
11/22/21	5.500%	13,603,000	14,581,056
Total			33,056,428
Ivory Coast 1.7%
Ivory Coast Government International Bond(b)
07/23/24	5.375%	2,000,000	1,892,300
03/03/28	6.375%	3,577,000	3,480,135
Ivory Coast Government International Bond(b),(c)
12/31/32	5.750%	2,058,000	1,905,667
Total			7,278,102
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jamaica 1.3%
Jamaica Government International Bond
04/28/28	6.750%		2,400,000	2,654,568
03/15/39	8.000%		1,000,000	1,120,030
07/28/45	7.875%		1,600,000	1,776,752
Total				5,551,350
Kazakhstan 1.4%
Kazakhstan Government International Bond(b)
07/21/25	5.125%		2,850,000	3,056,625
07/21/45	6.500%		2,400,000	2,814,000
Total				5,870,625
Mexico 7.8%
Comision Federal de Electricidad(b)
06/16/45	6.125%		3,700,000	3,552,000
Mexican Bonos
06/10/21	6.500%	MXN	37,100,000	1,739,678
06/09/22	6.500%	MXN	68,799,200	3,200,887
06/03/27	7.500%	MXN	34,949,100	1,666,093
Petroleos Mexicanos(b)
11/24/21	7.650%	MXN	54,300,000	2,400,233
09/12/24	7.190%	MXN	3,440,000	140,649
03/13/27	6.500%		2,880,000	2,961,936
Petroleos Mexicanos
08/04/26	6.875%		2,500,000	2,647,000
11/12/26	7.470%	MXN	50,100,000	1,998,859
06/02/41	6.500%		5,453,000	5,068,564
01/23/45	6.375%		6,300,000	5,669,855
09/21/47	6.750%		3,000,000	2,831,100
Total				33,876,854
Namibia 0.4%
Namibia International Bonds(b)
11/03/21	5.500%		1,500,000	1,584,075
Pakistan 1.0%
Pakistan Government International Bond(b)
04/15/24	8.250%		2,600,000	2,882,802
03/31/36	7.875%		1,500,000	1,468,451
Total				4,351,253
Paraguay 0.5%
Paraguay Government International Bond(b)
08/11/44	6.100%		2,000,000	2,025,000
Peru 0.5%
Peruvian Government International Bond(b)
08/12/28	6.350%	PEN	6,409,000	1,985,695

Columbia Emerging Markets Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, January 31, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Federation 6.1%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/22	4.375%	7,379,000	7,360,552
Gazprom OAO Via Gaz Capital SA(b)
03/07/22	6.510%	2,005,000	2,200,488
03/07/22	6.510%	1,800,000	1,975,500
02/06/28	4.950%	6,000,000	5,867,160
08/16/37	7.288%	2,829,000	3,249,107
Sberbank of Russia Via SB Capital SA(b)
Subordinated
10/29/22	5.125%	1,201,000	1,224,871
Vnesheconombank Via VEB Finance PLC(b)
11/21/23	5.942%	4,200,000	4,423,146
Total			26,300,824
Senegal 0.6%
Senegal Government International Bond(b)
07/30/24	6.250%	2,796,000	2,750,565
Serbia 0.9%
Serbia International Bond(b)
12/03/18	5.875%	1,125,000	1,179,844
09/28/21	7.250%	2,500,000	2,818,750
Total			3,998,594
Trinidad and Tobago 1.6%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/19	9.750%	6,514,000	6,872,270
Tunisia 0.2%
Banque Centrale de Tunisie International Bond(b)
01/30/25	5.750%	1,000,000	943,750
Turkey 4.7%
Export Credit Bank of Turkey(b)
04/24/19	5.875%	1,517,000	1,554,925
09/23/21	5.000%	2,250,000	2,182,500
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey Government International Bond
03/23/23	3.250%	1,500,000	1,338,750
02/05/25	7.375%	2,868,000	3,160,880
04/14/26	4.250%	2,400,000	2,147,520
03/25/27	6.000%	4,000,000	4,032,816
03/17/36	6.875%	2,794,000	2,891,790
05/30/40	6.750%	2,973,000	3,021,311
Total			20,330,492
Venezuela 3.6%
Petroleos de Venezuela SA(b)
11/17/21	9.000%	2,698,939	1,538,395
05/16/24	6.000%	34,721,187	14,009,999
Total			15,548,394
Zambia 0.4%
Zambia Government International Bond(b)
07/30/27	8.970%	1,950,000	1,945,125
Total Foreign Government Obligations (Cost $335,201,569)			332,880,669

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(e),(f)	17,745,311	17,745,311
Total Money Market Funds (Cost $17,745,311)		17,745,311
Total Investments (Cost $433,766,958)		428,061,597
Other Assets and Liabilities, Net		4,723,392
Net Assets		$432,784,989

At January 31, 2017, securities and/or cash totaling $156,800 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at January 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	02/22/2017	130,000,000 MXN	6,136,272 USD	—	(306,756)
Citi	02/22/2017	6,710,972,000 COP	2,274,135 USD	—	(12,609)
Standard Chartered	02/22/2017	5,756,000 PEN	1,693,439 USD	—	(62,674)
Total				—	(382,039)
4	Columbia Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, January 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Ultra Bond	28	USD	4,499,250	03/2017	—	(1,812)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $315,964,556 or 73.01% of net assets.
(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	26,206,367	37,934,988	(46,396,044)	17,745,311	(76)	36,151	17,745,311
Currency Legend
COP	Colombian Peso
DOP	Dominican Republic Peso
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
433,767,000	13,512,000	(19,217,000)	(5,705,000)
Fair value measurements
Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Emerging Markets Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	75,705,871	1,729,746	—	77,435,617
Foreign Government Obligations	—	332,880,669	—	—	332,880,669
Money Market Funds	—	—	—	17,745,311	17,745,311
Total Investments	—	408,586,540	1,729,746	17,745,311	428,061,597
Derivatives
Liability
Forward Foreign Currency Exchange Contracts	—	(382,039)	—	—	(382,039)
Futures Contracts	(1,812)	—	—	—	(1,812)
Total	(1,812)	408,204,501	1,729,746	17,745,311	427,677,746
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
6	Columbia Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of 10/31/2016	Increase (decrease) in accrued discounts/ premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)(a)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of 01/31/2017
Foreign Government Obligations($)	7,966,818	—	—	—	—	—	—	(7,966,818)	—
Corporate Bonds & Notes ($)	1,721,421	17	—	8,308	—	—	—	—	1,729,746
Total($)	9,688,239	17	—	8,308	—	—	—	(7,966,818)	1,729,746
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2017 was $8,308, which is comprised of Corporate Bonds & Notes of $8,308.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Emerging Markets Bond Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia European Equity Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.7%
Issuer	Shares	Value ($)
Belgium 2.0%
KBC Group NV	117,127	7,607,062
Denmark 3.5%
Novo Nordisk A/S, Class B	169,613	6,091,683
Pandora A/S	53,538	7,006,585
Total		13,098,268
Finland 1.1%
Sampo OYJ, Class A	87,659	4,059,357
France 15.9%
Airbus Group SE	80,573	5,461,640
Amundi SA	87,669	4,807,727
AXA SA	240,714	5,916,090
BNP Paribas SA	116,805	7,472,231
Dassault Systemes	36,371	2,815,593
Essilor International SA	38,033	4,461,888
Legrand SA	73,087	4,244,977
L’Oreal SA	29,966	5,448,332
Pernod Ricard SA	32,701	3,825,163
Publicis Groupe SA	50,569	3,474,040
Schneider Electric SE	158,259	11,324,072
Total		59,251,753
Germany 13.1%
Allianz SE, Registered Shares	32,534	5,529,622
BASF SE	119,104	11,497,560
Brenntag AG	65,403	3,804,966
Continental AG	46,357	9,075,018
Deutsche Telekom AG, Registered Shares	531,024	9,296,641
Fresenius Medical Care AG & Co. KGaA	78,599	6,415,623
SAP SE	33,330	3,048,035
Total		48,667,465
Ireland 8.2%
CRH PLC	294,331	10,271,862
Kingspan Group PLC	225,254	6,555,638
Ryanair Holdings PLC, ADR(a)	116,275	9,727,566
Smurfit Kappa Group PLC	148,010	3,874,749
Total		30,429,815
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 1.9%
Infrastrutture Wireless Italiane SpA	514,912	2,444,617
Prysmian SpA	177,409	4,614,937
Total		7,059,554
Netherlands 8.2%
Akzo Nobel NV	68,495	4,648,436
ASML Holding NV	88,345	10,727,190
ING Groep NV	529,254	7,603,237
RELX NV	455,707	7,697,223
Total		30,676,086
Spain 4.5%
Amadeus IT Group SA, Class A	159,214	7,365,376
Cellnex Telecom SA	274,964	3,915,423
Industria de Diseno Textil SA	171,074	5,658,366
Total		16,939,165
Sweden 3.6%
Atlas Copco AB, Class A	202,776	6,503,382
Svenska Handelsbanken AB, Class A	460,086	6,868,489
Total		13,371,871
Switzerland 8.0%
Cie Financiere Richemont SA, Class A, Registered Shares	48,386	3,768,289
Roche Holding AG, Genusschein Shares	59,550	14,110,278
Sika AG	2,286	12,013,507
Total		29,892,074
United Kingdom 29.7%
3i Group PLC	421,030	3,719,279
British American Tobacco PLC	95,739	5,909,767
BT Group PLC	1,378,449	5,286,374
Burberry Group PLC	228,843	4,732,347
Compass Group PLC	222,655	3,962,601
Imperial Brands PLC	114,665	5,312,162
ITV PLC	1,491,990	3,828,490
John Wood Group PLC	676,297	7,154,497
Johnson Matthey PLC	106,441	4,366,009
Legal & General Group PLC	941,994	2,793,670
Prudential PLC	515,745	9,994,493
Rio Tinto PLC	172,779	7,654,623

Columbia European Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia European Equity Fund, January 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Dutch Shell PLC, Class B	665,442	18,795,024
Smith & Nephew PLC	272,527	4,076,911
St. James’s Place PLC	292,325	3,954,733
Standard Chartered PLC(a)	1,054,219	10,323,286
Unilever PLC	224,166	9,080,029
Total		110,944,295
Total Common Stocks (Cost $359,125,124)		371,996,765
Total Investments (Cost $359,125,124)		371,996,765
Other Assets and Liabilities, Net		1,032,805
Net Assets		$373,029,570
Notes to Portfolio of Investments
(a)	Non-income producing investment.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
359,125,000	29,286,000	(16,414,000)	12,872,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment
2	Columbia European Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia European Equity Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Belgium	—	7,607,062	—	7,607,062
Denmark	—	13,098,268	—	13,098,268
Finland	—	4,059,357	—	4,059,357
France	—	59,251,753	—	59,251,753
Germany	—	48,667,465	—	48,667,465
Ireland	9,727,566	20,702,249	—	30,429,815
Italy	—	7,059,554	—	7,059,554
Netherlands	—	30,676,086	—	30,676,086
Spain	—	16,939,165	—	16,939,165
Sweden	—	13,371,871	—	13,371,871
Switzerland	—	29,892,074	—	29,892,074
United Kingdom	—	110,944,295	—	110,944,295
Total Common Stocks	9,727,566	362,269,199	—	371,996,765
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia European Equity Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bermuda 0.9%
Cronos Containers Program I Ltd.(a)
Series 2013-1A Class A
04/18/28	3.080%	625,000	603,244
United States 2.9%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/21	2.610%	299,866	294,959
CLI Funding V LLC(a)
Series 2013-1A
03/18/28	2.830%	360,400	347,083
Exeter Automobile Receivables Trust(a)
Series 2015-1A Class A
06/17/19	1.600%	60,456	60,456
SBA Tower Trust(a)
04/16/18	2.240%	900,000	893,010
TAL Advantage V LLC(a)
Series 2013-1A Class A
02/22/38	2.830%	319,375	303,765
Westgate Resorts LLC(a)
Series 2013-1A Class B
08/20/25	3.750%	116,808	116,539
Total			2,015,812
Total Asset-Backed Securities — Non-Agency (Cost $2,685,838)			2,619,056

Commercial Mortgage-Backed Securities - Agency 3.4%

United States 3.4%
Government National Mortgage Association
Series 2013-13 Class AC
04/16/46	1.700%	448,988	424,852
Series 2013-33 Class AC
05/16/46	1.744%	2,024,452	1,917,235
Total			2,342,087
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,456,015)			2,342,087

Commercial Mortgage-Backed Securities - Non-Agency 1.4%

United States 1.4%
American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/52	3.467%	968,216	978,888
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $968,177)			978,888

Corporate Bonds & Notes 32.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia 0.6%
Woodside Finance Ltd.(a)
03/05/25	3.650%	425,000	417,123
Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	7,000	7,194
Canada 0.8%
Bombardier, Inc.(a)
12/01/21	8.750%	17,000	18,381
HudBay Minerals, Inc.(a)
01/15/23	7.250%	5,000	5,287
01/15/25	7.625%	17,000	18,190
MDC Partners, Inc.(a)
05/01/24	6.500%	44,000	38,280
MEG Energy Corp.(a)
01/15/25	6.500%	8,000	8,080
Precision Drilling Corp.(a)
12/15/23	7.750%	2,000	2,160
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	5,000	5,106
Teck Resources Ltd.(a)
06/01/24	8.500%	7,000	8,146
Teck Resources Ltd.
07/15/41	6.250%	46,000	47,265
Thomson Reuters Corp.
05/23/43	4.500%	255,000	239,592
Trinidad Drilling Ltd.(a),(b)
02/15/25	6.625%	5,000	5,113
Valeant Pharmaceuticals International, Inc.(a)
07/15/21	7.500%	20,000	17,375
12/01/21	5.625%	7,000	5,565
05/15/23	5.875%	71,000	54,049
04/15/25	6.125%	52,000	38,935
Videotron Ltd.(a)
06/15/24	5.375%	39,000	40,755
Total			552,279
Colombia 0.4%
Corporación Andina de Fomento
06/15/22	4.375%	232,000	247,117
France 0.1%
SFR Group SA(a)
05/15/22	6.000%	50,000	51,437
05/01/26	7.375%	46,000	47,208
Total			98,645

Columbia Global Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Germany 0.0%
Unitymedia GmbH(a)
01/15/25	6.125%	7,000	7,236
Ireland 0.2%
Allegion PLC
09/15/23	5.875%	10,000	10,650
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
01/31/21	6.750%	9,000	9,304
05/15/24	7.250%	48,000	51,420
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a),(b)
02/15/25	6.000%	13,000	13,081
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	22,000	22,830
Park Aerospace Holdings Ltd.(a),(b)
08/15/22	5.250%	8,000	8,200
02/15/24	5.500%	8,000	8,216
Total			123,701
Italy 0.1%
Telecom Italia Capital SA
09/30/34	6.000%	27,000	26,595
Wind Acquisition Finance SA(a)
07/15/20	4.750%	62,000	63,085
Total			89,680
Luxembourg 0.1%
ArcelorMittal (c)
02/25/22	7.250%	32,000	36,160
ARD Finance SA PIK(a)
09/15/23	7.125%	14,000	14,228
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	17,000	17,223
INEOS Group Holdings SA(a)
08/01/24	5.625%	26,000	25,935
Total			93,546
Mexico 0.9%
Cemex SAB de CV(a)
04/16/26	7.750%	300,000	334,875
Grupo Bimbo SAB de CV(a)
06/27/44	4.875%	285,000	261,510
Total			596,385
Netherlands 0.2%
Atotech USA, Inc.(a),(b)
02/01/25	6.250%	19,000	19,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium NV(a)
05/15/24	5.750%	35,000	33,688
NXP BV/Funding LLC(a)
06/15/22	4.625%	20,000	21,050
Sensata Technologies BV(a)
10/01/25	5.000%	20,000	19,990
Ziggo Secured Finance BV(a)
01/15/27	5.500%	44,000	43,835
Total			137,563
Ukraine 0.4%
MHP SA(a)
04/02/20	8.250%	250,000	245,625
United Kingdom 1.1%
Sky PLC(a)
11/26/22	3.125%	670,000	666,757
Virgin Media Finance PLC(a)
01/15/25	5.750%	47,000	47,705
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	14,000	14,047
Total			728,509
United States 27.4%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	15,000	15,038
02/15/23	5.625%	4,000	4,060
03/01/24	6.500%	13,000	13,504
AES Corp. (The)
07/01/21	7.375%	36,000	40,500
05/15/26	6.000%	11,000	11,385
Aircastle Ltd.
03/15/21	5.125%	24,000	25,230
02/15/22	5.500%	5,000	5,250
04/01/23	5.000%	3,000	3,045
Alere, Inc.(a)
07/01/23	6.375%	19,000	19,226
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,147
Alliant Holdings Intermediate LP(a)
08/01/23	8.250%	4,000	4,225
Ally Financial, Inc.
02/13/22	4.125%	9,000	8,989
05/19/22	4.625%	37,000	37,555
09/30/24	5.125%	12,000	12,326
03/30/25	4.625%	22,000	21,725
11/01/31	8.000%	9,000	10,688

2	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice US Finance I Corp.(a)
07/15/23	5.375%	17,000	17,701
05/15/26	5.500%	38,000	38,950
AMC Networks, Inc.
04/01/24	5.000%	23,000	23,460
American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	44,000	44,990
Amsurg Corp.
07/15/22	5.625%	10,000	10,300
Angus Chemical Co.(a)
02/15/23	8.750%	24,000	24,720
APX Group, Inc.
12/01/20	8.750%	40,000	41,500
12/01/22	7.875%	61,000	66,185
Aramark Services, Inc.
01/15/24	5.125%	11,000	11,431
Asbury Automotive Group, Inc.
12/15/24	6.000%	23,000	23,517
AT&T, Inc.
06/15/45	4.350%	300,000	257,536
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	16,000	14,640
B&G Foods, Inc.
06/01/21	4.625%	15,000	15,337
Beacon Roofing Supply, Inc.
10/01/23	6.375%	9,000	9,653
Berkshire Hathaway Energy Co.
02/01/45	4.500%	70,000	72,754
Berry Plastics Corp.
05/15/22	5.500%	10,000	10,400
10/15/22	6.000%	10,000	10,588
07/15/23	5.125%	42,000	42,974
Boyd Gaming Corp.
05/15/23	6.875%	16,000	17,181
Boyd Gaming Corp.(a)
04/01/26	6.375%	9,000	9,653
CalAtlantic Group, Inc.
12/15/21	6.250%	14,000	15,225
11/15/24	5.875%	8,000	8,320
Callon Petroleum Co.(a)
10/01/24	6.125%	10,000	10,588
Calpine Corp.(a)
01/15/22	6.000%	74,000	77,330
Camelot Finance SA(a)
10/15/24	7.875%	12,000	12,690
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capsugel SA(a)
PIK
05/15/19	7.000%	4,000	4,030
Carlson Travel, Inc.(a)
12/15/23	6.750%	13,000	13,504
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	83,000	85,179
CB Richard Ellis Services, Inc.
03/15/25	5.250%	47,000	48,523
CBS Radio, Inc.(a)
11/01/24	7.250%	4,000	4,167
CCO Holdings LLC/Capital Corp.(a)
04/01/24	5.875%	12,000	12,878
02/15/26	5.750%	4,000	4,239
05/01/26	5.500%	3,000	3,143
05/01/27	5.875%	47,000	49,864
CCO Holdings LLC/Capital Corp.(a),(b)
05/01/27	5.125%	22,000	22,412
Centene Corp.
02/15/24	6.125%	36,000	38,250
01/15/25	4.750%	39,000	38,488
CenturyLink, Inc.
12/01/23	6.750%	32,000	32,920
04/01/24	7.500%	19,000	20,116
04/01/25	5.625%	2,000	1,900
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	34,000	34,935
12/15/21	5.125%	15,000	15,206
07/15/25	7.750%	13,000	14,381
Change Healthcare Holdings, Inc.(a)
02/15/21	6.000%	15,000	15,862
Chemours Co. (The)
05/15/23	6.625%	26,000	25,870
05/15/25	7.000%	15,000	14,948
Cheniere Corpus Christi Holdings LLC(a)
06/30/24	7.000%	13,000	14,511
03/31/25	5.875%	5,000	5,288
Chesapeake Energy Corp.(a)
01/15/25	8.000%	12,000	12,293
CMS Energy Corp.
02/15/27	2.950%	225,000	213,999
Columbia Pipeline Group, Inc.
06/01/45	5.800%	80,000	95,326
ConAgra Foods, Inc.
09/15/22	3.250%	345,000	347,596
Concho Resources, Inc.
04/01/23	5.500%	73,000	75,737

Columbia Global Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Continental Resources, Inc.
09/15/22	5.000%	124,000	126,480
CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	41,000	44,434
CSC Holdings LLC
11/15/21	6.750%	30,000	32,550
CSC Holdings LLC(a)
10/15/25	6.625%	39,000	42,607
10/15/25	10.875%	38,000	45,220
CSX Corp.
11/01/46	3.800%	105,000	95,168
DaVita, Inc.
05/01/25	5.000%	30,000	29,280
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/23	5.450%	20,000	21,483
06/15/26	6.020%	35,000	37,789
Diamondback Energy, Inc.(a)
11/01/24	4.750%	6,000	5,993
05/31/25	5.375%	34,000	35,105
DISH DBS Corp.
06/01/21	6.750%	6,000	6,446
07/15/22	5.875%	24,000	24,948
03/15/23	5.000%	21,000	20,659
11/15/24	5.875%	11,000	11,124
07/01/26	7.750%	53,000	59,327
Duke Energy Carolinas LLC
03/15/46	3.875%	45,000	43,926
Dynegy, Inc.
11/01/24	7.625%	8,000	7,620
E*TRADE Financial Corp.
11/15/22	5.375%	25,000	26,506
09/15/23	4.625%	20,000	20,525
Eagle Materials, Inc.
08/01/26	4.500%	5,000	4,977
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	21,000	22,365
Emera US Finance LP
06/15/46	4.750%	150,000	152,833
Endo Finance LLC/Finco, Inc.(a),(c)
02/01/25	6.000%	18,000	14,648
Energy Transfer Equity LP
06/01/27	5.500%	68,000	70,380
Entegris, Inc.(a)
04/01/22	6.000%	21,000	21,945
Enterprise Products Operating LLC
02/15/45	5.100%	150,000	158,246
Envision Healthcare Corp.(a)
12/01/24	6.250%	10,000	10,525
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc.
01/01/22	5.375%	32,000	33,840
01/15/26	5.875%	29,000	30,812
ERAC U.S.A. Finance LLC(a)
02/15/45	4.500%	353,000	338,747
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	50,000	53,500
First Data Corp.(a)
12/01/23	7.000%	64,000	67,872
01/15/24	5.750%	68,000	70,125
Five Corners Funding Trust(a)
11/15/23	4.419%	295,000	312,581
Freeport-McMoRan, Inc.
03/01/22	3.550%	10,000	9,350
03/15/23	3.875%	20,000	18,450
11/14/24	4.550%	41,000	38,437
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	14,000	14,928
01/31/22	5.875%	11,000	11,880
10/15/24	4.750%	14,000	14,175
Frontier Communications Corp.
04/15/22	8.750%	15,000	15,172
01/15/23	7.125%	18,000	16,110
01/15/25	6.875%	40,000	33,550
09/15/25	11.000%	44,000	44,495
FTI Consulting, Inc.
11/15/22	6.000%	11,000	11,440
Gates Global LLC/Co.(a)
07/15/22	6.000%	27,000	26,629
Gibraltar Industries, Inc.
02/01/21	6.250%	9,000	9,298
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	17,000	17,850
04/15/26	5.375%	9,000	9,383
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	12,000	12,675
Group 1 Automotive, Inc.
06/01/22	5.000%	8,000	8,100
Group 1 Automotive, Inc.(a)
12/15/23	5.250%	13,000	13,033
Hanesbrands, Inc.(a)
05/15/24	4.625%	12,000	11,880
HCA, Inc.
05/01/23	5.875%	40,000	42,600
04/15/25	5.250%	66,000	69,465
06/15/26	5.250%	14,000	14,595
02/15/27	4.500%	26,000	25,642
HD Supply, Inc.(a)
04/15/24	5.750%	9,000	9,473

4	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Rentals, Inc.(a)
06/01/24	7.750%	4,000	4,330
Hertz Corp. (The)(a)
10/15/24	5.500%	30,000	25,200
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	18,000	17,662
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	8,000	8,360
HUB International Ltd.(a)
02/15/21	9.250%	4,000	4,135
10/01/21	7.875%	53,000	55,517
Icahn Enterprises LP/Finance Corp.(a)
02/01/22	6.250%	9,000	9,068
IHS Markit Ltd.(a)
11/01/22	5.000%	15,000	15,544
Indiana Michigan Power Co.
03/15/23	3.200%	1,070,000	1,081,881
Infor US, Inc.(a)
08/15/20	5.750%	6,000	6,240
Informatica LLC(a)
07/15/23	7.125%	12,000	11,550
International Game Technology PLC(a)
02/15/22	6.250%	56,000	59,675
Interval Acquisition Corp.
04/15/23	5.625%	43,000	43,860
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	24,000	24,540
Jacobs Entertainment, Inc.(a),(b)
02/01/24	7.875%	5,000	5,144
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	41,000	43,460
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	12,000	12,140
Kinder Morgan Energy Partners LP
03/01/43	5.000%	80,000	78,175
Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)
02/15/21	7.875%	12,000	12,960
Koppers, Inc.(a)
02/15/25	6.000%	6,000	6,210
Lamar Media Corp.
01/15/24	5.375%	15,000	15,637
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	8,000	8,020
11/01/26	4.875%	13,000	13,016
Laredo Petroleum, Inc.
01/15/22	5.625%	23,000	23,345
03/15/23	6.250%	24,000	25,110
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Communications, Inc.
12/01/22	5.750%	16,000	16,560
Level 3 Financing, Inc.
02/01/23	5.625%	6,000	6,135
05/01/25	5.375%	28,000	28,578
Liberty Mutual Group, Inc.(a)
06/15/23	4.250%	500,000	524,750
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	18,000	18,000
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	20,000	21,000
Mallinckrodt International Finance SA/CB LLC(a)
10/15/23	5.625%	4,000	3,545
04/15/25	5.500%	9,000	7,751
Match Group, Inc.
06/01/24	6.375%	25,000	26,812
MEDNAX, Inc.(a)
12/01/23	5.250%	14,000	14,455
Meritage Homes Corp.
04/01/22	7.000%	32,000	35,200
06/01/25	6.000%	7,000	7,175
MetLife, Inc.
09/15/23	4.368%	735,000	790,532
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
09/01/26	4.500%	10,000	9,575
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(a)
05/01/24	5.625%	10,000	10,438
MGM Resorts International
10/01/20	6.750%	12,000	13,290
12/15/21	6.625%	50,000	55,750
03/15/23	6.000%	7,000	7,525
Microsemi Corp.(a)
04/15/23	9.125%	19,000	22,040
Molina Healthcare, Inc.
11/15/22	5.375%	26,000	26,910
Molson Coors Brewing Co.
05/01/42	5.000%	200,000	210,276
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	31,000	32,860
MSCI, Inc.(a)
08/01/26	4.750%	15,000	14,925
Nabors Industries, Inc.(a)
01/15/23	5.500%	4,000	4,180
Navient Corp.
07/26/21	6.625%	11,000	11,193
01/25/22	7.250%	20,000	20,575
03/25/24	6.125%	19,000	17,979
10/25/24	5.875%	12,000	11,070

Columbia Global Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
02/15/25	5.875%	59,000	64,015
Netflix, Inc.(a)
11/15/26	4.375%	46,000	45,137
Newell Brands, Inc.
11/15/23	5.000%	9,000	9,630
Newfield Exploration Co.
01/30/22	5.750%	2,000	2,130
07/01/24	5.625%	26,000	27,365
01/01/26	5.375%	15,000	15,525
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	40,000	39,750
Northwest Pipeline LLC
04/15/17	5.950%	460,000	463,938
Novelis Corp.(a)
08/15/24	6.250%	13,000	13,683
09/30/26	5.875%	39,000	39,585
Novolex (a)
01/15/25	6.875%	6,000	6,100
NPF Corp.(a)
07/15/21	9.000%	8,000	8,390
NRG Energy, Inc.
07/15/22	6.250%	3,000	3,090
05/01/24	6.250%	17,000	17,297
NRG Energy, Inc.(a)
05/15/26	7.250%	15,000	15,694
01/15/27	6.625%	30,000	29,775
NRG Yield Operating LLC
08/15/24	5.375%	49,000	49,980
NRG Yield Operating LLC(a)
09/15/26	5.000%	15,000	14,625
Oasis Petroleum, Inc.
01/15/23	6.875%	27,000	27,641
OneMain Financial Holdings LLC(a)
12/15/19	6.750%	28,000	29,050
12/15/21	7.250%	14,000	14,298
Oracle Corp.
07/15/46	4.000%	285,000	267,456
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	38,000	39,757
Owens-Brockway Glass Container, Inc.(a)
08/15/23	5.875%	14,000	14,735
Pacific Gas & Electric Co.
02/15/44	4.750%	229,000	250,355
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	32,000	34,400
01/15/25	5.375%	25,000	25,625
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	20,000	20,400
PDC Energy, Inc.(a)
09/15/24	6.125%	37,000	38,665
Penn National Gaming, Inc.(a)
01/15/27	5.625%	5,000	5,006
Penske Automotive Group, Inc.
12/01/24	5.375%	17,000	17,085
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	3,000	3,172
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	225,000	216,284
02/15/45	4.900%	460,000	429,328
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	25,000	26,094
Platform Specialty Products Corp.(a)
05/01/21	10.375%	22,000	24,420
Post Holdings, Inc.(a)
12/15/22	6.000%	8,000	8,400
03/15/24	7.750%	42,000	46,489
08/15/26	5.000%	24,000	23,205
PPL Capital Funding, Inc.
06/01/23	3.400%	885,000	892,143
PQ Corp.(a)
11/15/22	6.750%	50,000	54,125
Prestige Brands, Inc.(a)
03/01/24	6.375%	26,000	27,105
Progress Energy, Inc.
04/01/22	3.150%	1,325,000	1,341,372
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	49,000	49,490
PTC, Inc.
05/15/24	6.000%	26,000	27,689
QEP Resources, Inc.
05/01/23	5.250%	2,000	1,990
Qualitytech LP/Finance Corp.
08/01/22	5.875%	34,000	34,637
Quicken Loans, Inc.(a)
05/01/25	5.750%	20,000	19,250
Quintiles IMS, Inc.(a)
05/15/23	4.875%	22,000	22,247
10/15/26	5.000%	26,000	26,173
Radiate HoldCo LLC/Finance, Inc.(a),(b)
02/15/25	6.625%	8,000	7,980
Reynolds Group Issuer, Inc./LLC(a)
07/15/23	5.125%	24,000	24,545
07/15/24	7.000%	33,000	35,161

6	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rite Aid Corp.(a)
04/01/23	6.125%	28,000	29,155
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	6,000	6,165
RSP Permian, Inc.(a)
01/15/25	5.250%	44,000	44,990
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	7,000	7,315
SBA Communications Corp.(a)
09/01/24	4.875%	81,000	79,064
Scientific Games International, Inc.(a)
01/01/22	7.000%	27,000	28,856
Scientific Games International, Inc.
12/01/22	10.000%	25,000	25,615
Scotts Miracle-Gro Co. (The)(a)
10/15/23	6.000%	23,000	24,322
12/15/26	5.250%	4,000	4,025
Scripps Networks Interactive, Inc.
06/15/25	3.950%	755,000	762,763
Sempra Energy
12/01/23	4.050%	180,000	189,095
SESI LLC
05/01/19	6.375%	17,000	17,064
12/15/21	7.125%	5,000	5,131
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	24,000	24,420
07/15/26	5.375%	6,000	6,090
SM Energy Co.
06/01/25	5.625%	7,000	6,825
09/15/26	6.750%	38,000	39,520
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	22,000	25,025
Southern Natural Gas Co. LLC(a)
04/01/17	5.900%	2,131,000	2,147,270
Spectrum Brands, Inc.
11/15/22	6.625%	32,000	33,920
07/15/25	5.750%	23,000	24,035
Springleaf Finance Corp.
12/15/20	8.250%	4,000	4,295
Springs Industries, Inc.
06/01/21	6.250%	33,000	34,114
Sprint Communications, Inc.(a)
03/01/20	7.000%	38,000	41,277
Sprint Corp.
06/15/24	7.125%	22,000	22,990
02/15/25	7.625%	100,000	107,187
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPX FLOW, Inc.(a)
08/15/24	5.625%	6,000	6,120
08/15/26	5.875%	24,000	24,600
Starwood Property Trust, Inc.(a)
12/15/21	5.000%	14,000	14,228
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	25,000	25,375
Synovus Financial Corp.
02/15/19	7.875%	54,000	59,400
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/24	5.500%	7,000	7,105
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	16,000	15,760
03/15/24	6.750%	22,000	24,035
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	41,000	42,486
Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	22,000	22,852
Team Health Holdings, Inc.(a),(b)
02/01/25	6.375%	12,000	11,790
Teleflex, Inc.
06/01/26	4.875%	6,000	5,970
Tempur Sealy International, Inc.
10/15/23	5.625%	15,000	15,112
06/15/26	5.500%	22,000	21,670
Tenet Healthcare Corp.(a)
01/01/22	7.500%	10,000	10,725
Tenet Healthcare Corp.
06/15/23	6.750%	12,000	11,340
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	7,000	7,429
10/15/22	6.250%	14,000	14,910
05/01/24	6.375%	17,000	18,445
01/15/25	5.250%	29,000	30,232
T-Mobile USA, Inc.
04/28/20	6.542%	9,000	9,259
04/28/21	6.633%	17,000	17,722
01/15/22	6.125%	11,000	11,633
04/28/22	6.731%	10,000	10,400
03/01/23	6.000%	25,000	26,437
04/01/23	6.625%	4,000	4,251
04/28/23	6.836%	9,000	9,608
01/15/24	6.500%	20,000	21,552
03/01/25	6.375%	19,000	20,544
01/15/26	6.500%	42,000	46,147
Toll Brothers Finance Corp.
11/15/25	4.875%	12,000	12,030

Columbia Global Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
10/15/20	5.500%	31,000	31,232
05/15/25	6.500%	21,000	21,105
TransDigm, Inc.(a)
06/15/26	6.375%	26,000	25,610
Treehouse Foods, Inc.(a)
02/15/24	6.000%	5,000	5,244
United Rentals North America, Inc.
06/15/23	6.125%	4,000	4,220
09/15/26	5.875%	32,000	33,240
05/15/27	5.500%	12,000	12,105
Univision Communications, Inc.(a)
05/15/23	5.125%	38,000	37,739
02/15/25	5.125%	12,000	11,453
US Concrete, Inc.(a)
06/01/24	6.375%	11,000	11,619
Valvoline, Inc.(a)
07/15/24	5.500%	3,000	3,150
VeriSign, Inc.
05/01/23	4.625%	14,000	14,153
04/01/25	5.250%	24,000	24,793
Verizon Communications, Inc.
11/01/42	3.850%	215,000	178,008
Weatherford International Ltd.
06/15/21	7.750%	28,000	28,910
06/15/23	8.250%	15,000	15,300
Weatherford International Ltd.(a)
02/15/24	9.875%	5,000	5,400
WESCO Distribution, Inc.(a)
06/15/24	5.375%	9,000	9,169
WhiteWave Foods Co. (The)
10/01/22	5.375%	26,000	28,275
Whiting Petroleum Corp.
03/15/21	5.750%	33,000	33,330
04/01/23	6.250%	19,000	19,190
Williams Companies, Inc. (The)
01/15/23	3.700%	20,000	19,650
06/24/24	4.550%	68,000	68,850
WPX Energy, Inc.
01/15/22	6.000%	81,000	84,240
Yum! Brands, Inc.
11/01/23	3.875%	24,000	23,400
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	58,000	60,610
05/15/25	6.375%	23,000	24,337
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%	13,000	13,309
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(a)
06/15/23	9.875%		9,000	10,170
Total				18,762,122
Virgin Islands 0.0%
Platform Specialty Products Corp.(a)
02/01/22	6.500%		12,000	12,240
Total Corporate Bonds & Notes (Cost $21,724,664)				22,118,965

Foreign Government Obligations 39.4%

Argentina 1.2%
Argentina Republic Government International Bond(a)
04/22/21	6.875%		300,000	318,600
04/22/26	7.500%		500,000	521,250
Total				839,850
Brazil 0.6%
Petrobras Global Finance BV
01/27/21	5.375%		420,000	423,675
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/25	5.000%		19,000	19,048
Colombia 1.9%
Empresas Publicas de Medellin ESP(a)
09/10/24	7.625%	COP	3,995,000,000	1,318,091
Dominican Republic 1.2%
Dominican Republic International Bond(a)
04/20/27	8.625%		700,000	805,889
El Salvador 0.2%
El Salvador Government International Bond(a)
01/18/27	6.375%		125,000	109,688
Georgia 0.6%
Georgian Railway JSC(a)
07/11/22	7.750%		400,000	436,000
Germany 2.4%
Bundesrepublik Deutschland(a),(d)
08/15/26	0.000%	EUR	1,590,000	1,657,412
Guatemala 0.6%
Guatemala Government Bond(a)
06/06/22	5.750%		400,000	428,792
Hungary 1.5%
Hungary Government International Bond
03/25/24	5.375%		100,000	109,750

8	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Foreign Government Obligations (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MFB Hungarian Development Bank(a)
10/21/20	6.250%		800,000	881,414
Total				991,164
Indonesia 0.7%
Indonesia Government International Bond(a)
10/12/35	8.500%		190,000	263,745
01/17/38	7.750%		140,000	185,535
Total				449,280
Italy 0.4%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	440
Italy Buoni Poliennali Del Tesoro(a)
03/01/47	2.700%	EUR	315,000	300,988
Total				301,428
Japan 0.4%
Japan Government 30-Year Bond
09/20/46	0.500%	JPY	30,000,000	244,450
Kazakhstan 0.4%
KazMunayGas National Co. JSC(a)
07/02/18	9.125%		250,000	270,000
Mexico 1.6%
Mexican Bonos
05/31/29	8.500%	MXN	5,200,000	264,628
Mexico Government International Bond
09/27/34	6.750%		270,000	323,965
Petroleos Mexicanos
01/24/22	4.875%		500,000	501,900
Total				1,090,493
Panama 0.2%
Ena Norte Trust(a)
04/25/23	4.950%		118,799	123,253
Philippines 0.2%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/19	7.250%		140,000	155,575
Romania 0.2%
Romanian Government International Bond(a)
01/22/24	4.875%		100,000	106,375
Russian Federation 16.2%
Gazprom OAO Via Gaz Capital SA(a)
03/07/22	6.510%		550,000	603,625
08/16/37	7.288%		115,000	132,077
Foreign Government Obligations (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Russian Federal Bond - OFZ
04/14/21	7.600%	RUB	631,200,000	10,356,486
Total				11,092,188
Serbia 0.3%
Serbia International Bond(a)
12/03/18	5.875%		200,000	209,750
South Korea 1.0%
Korea Treasury Bond
06/10/26	1.875%	KRW	800,000,000	672,297
Spain 1.8%
Spain Government Bond(a)
10/31/25	2.150%	EUR	635,000	723,217
10/31/44	5.150%	EUR	346,000	537,611
Total				1,260,828
Trinidad and Tobago 0.7%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%		450,000	474,750
United Kingdom 4.8%
United Kingdom Gilt(a)
07/22/26	1.500%	GBP	1,793,039	2,272,221
01/22/45	3.500%	GBP	625,000	1,028,328
Total				3,300,549
Zambia 0.3%
Zambia Government International Bond(a)
04/14/24	8.500%		200,000	199,060
Total Foreign Government Obligations (Cost $27,076,590)				26,979,885

Residential Mortgage-Backed Securities - Agency 0.0%

United States 0.0%
Federal National Mortgage Association
04/01/17	6.500%		1,671	1,672
Total Residential Mortgage-Backed Securities - Agency (Cost $1,673)				1,672

Residential Mortgage-Backed Securities - Non-Agency 2.2%

United States 2.2%
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2013-2 Class 1A3
11/25/37	3.157%		540,570	532,125

Columbia Global Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XXXV LLC(a)
CMO Series 2016-NPL9 Class A1
09/25/46	3.500%	950,482	946,191
Total			1,478,316
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,499,510)			1,478,316

Senior Loans 0.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
United States 0.2%
Ancestry.com Operations, Inc.(c),(e)
2nd Lien Term Loan
10/19/24	9.250%	7,451	7,628
Chesapeake Energy Corp.(c),(e)
Tranche A Term Loan
08/23/21	8.500%	22,759	24,883
Genesys Telecom(c),(e)
Term Loan
12/01/23	5.025%	7,000	7,059
Kronos, Inc.(c),(e)
2nd Lien Term Loan
11/01/24	9.284%	11,000	11,352
Manitowoc Foodservice, Inc.(c),(e)
Tranche B Term Loan
03/03/23	5.750%	11,000	11,134
Rite Aid Corp.(c),(e)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	34,000	34,085
Serta Simmons Holdings, LLC(b),(c),(e)
2nd Lien Term Loan
11/08/24	9.000%	29,707	30,029
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
UFC Holdings LLC(c),(e)
1st Lien Term Loan
08/18/23	5.000%	5,985	5,997
2nd Lien Term Loan
08/18/24	8.500%	2,000	2,050
Total			134,217
Total Senior Loans (Cost $130,592)			134,217

U.S. Treasury Obligations 8.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 8.3%
U.S. Treasury
09/30/18	0.750%	4,750,000	4,722,539
08/15/46	2.250%	1,100,000	925,204
Total			5,647,743
Total U.S. Treasury Obligations (Cost $5,848,664)			5,647,743

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(f),(g)	3,063,258	3,063,258
Total Money Market Funds (Cost $3,063,258)		3,063,258
Total Investments (Cost $65,454,981)		65,364,087
Other Assets and Liabilities, Net		3,056,384
Net Assets		$68,420,471

At January 31, 2017, securities and/or cash totaling $1,772,715 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at January 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	02/22/2017	67,905 USD	1,458,043 MXN	1,828	—
Barclays	02/22/2017	420,114 USD	3,792,000 SEK	13,747	—
BNP Paribas	02/17/2017	950,000 AUD	697,101 USD	—	(23,137)
BNP Paribas	02/22/2017	105,251 USD	150,000 NZD	4,740	—
Citi	02/17/2017	35,622,000 CNH	5,132,483 USD	—	(73,402)
Citi	02/17/2017	2,492,000 EUR	2,631,652 USD	—	(59,845)
Citi	02/17/2017	119,899 USD	111,000 EUR	—	(13)
Citi	02/22/2017	919,594 USD	1,250,000 AUD	27,981	—
10	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at January 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	02/22/2017	313,600 USD	2,200,000 DKK	6,006	—
Citi	02/22/2017	145,642 USD	650,000 MYR	925	—
Citi	02/22/2017	227,254 USD	8,100,000 THB	2,753	—
Credit Suisse	02/22/2017	450,000 EUR	479,205 USD	—	(6,903)
Credit Suisse	02/22/2017	111,412,400 RUB	1,838,428 USD	—	(10,141)
Credit Suisse	02/22/2017	1,354,101 USD	1,266,000 EUR	236,237	—
Deutsche Bank	02/17/2017	390,547,000 JPY	3,436,481 USD	—	(23,730)
HSBC	02/17/2017	178,000 CHF	178,267 USD	—	(1,738)
HSBC	02/17/2017	2,696,730 USD	2,736,000 CHF	70,080	—
HSBC	02/22/2017	3,500,000,000 COP	1,186,642 USD	—	(5,973)
HSBC	02/22/2017	35,000,000 JPY	307,228 USD	—	(2,907)
HSBC	02/22/2017	10,185,000 RUB	169,130 USD	139	—
HSBC	02/22/2017	517,260,530 RUB	8,568,314 USD	—	(14,138)
HSBC	02/22/2017	12,099,143 USD	1,401,768,000 JPY	321,937	—
HSBC	02/22/2017	203,802 USD	2,800,000 ZAR	3,313	—
Morgan Stanley	02/17/2017	4,606,000 CAD	3,451,089 USD	—	(89,060)
Morgan Stanley	02/17/2017	93,766 USD	123,000 CAD	773	—
Morgan Stanley	02/22/2017	106,231 USD	440,000 PLN	3,604	—
Standard Chartered	02/22/2017	2,128,229,000 IDR	159,025 USD	—	(169)
Standard Chartered	02/22/2017	607,249 USD	615,000 CHF	14,820	—
Standard Chartered	02/22/2017	308,667 USD	253,500 GBP	10,339	—
Standard Chartered	02/22/2017	187,151 USD	225,000,000 KRW	7,658	—
Standard Chartered	02/22/2017	117,047 USD	1,000,000 NOK	4,211	—
Standard Chartered	02/22/2017	146,436 USD	210,000 SGD	2,594	—
State Street	02/17/2017	3,706,000 MXN	175,996 USD	—	(1,366)
State Street	02/17/2017	3,436,779 USD	75,484,000 MXN	175,736	—
State Street	02/22/2017	1,896,086 USD	2,506,000 CAD	30,100	—
UBS	02/17/2017	2,211,262,000 KRW	1,837,359 USD	—	(74,257)
UBS	02/17/2017	192,332 USD	221,502,000 KRW	—	(846)
Total				939,521	(387,625)
Futures contracts outstanding at January 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Australian 10-Year Bond	15	AUD	1,459,499	03/2017	12,036	—
Australian 3-Year Bond	148	AUD	12,549,692	03/2017	13,656	—
Euro-Bobl	51	EUR	7,318,944	03/2017	—	(12,099)
Euro-Bund	107	EUR	18,727,065	03/2017	40,306	—
Euro-Buxl 30-Year	5	EUR	902,462	03/2017	—	(9,651)
U.S. Treasury 5-Year Note	1	USD	117,867	03/2017	—	(80)
Total			41,075,529		65,998	(21,830)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-BTP	(142)	EUR	(20,067,059)	03/2017	259,216	—
U.S. Treasury 10-Year Note	(29)	USD	(3,609,594)	03/2017	—	(40,923)
U.S. Treasury 2-Year Note	(12)	USD	(2,601,563)	03/2017	544	—
U.S. Ultra Bond	(5)	USD	(803,437)	03/2017	5,030	—
Total			(27,081,653)		264,790	(40,923)
Columbia Global Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Cleared interest rate swaps contracts outstanding at January 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Fixed rate of 2.420%	6-Month PLN-WIBOR	12/5/2021	PLN	32,000,000	—	(46,085)
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.550%	12/5/2021	HUF	2,200,000,000	—	(74,518)
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.430%	1/11/2022	HUF	1,020,000,000	—	(7,807)
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.409%	1/31/2022	HUF	1,000,000,000	—	(431)
Morgan Stanley	Fixed rate of 1.513%	3-Month CAD Canadian Bankers Acceptances (BA)	6/23/2026	CAD	2,300,000	—	(63,401)
Morgan Stanley	Fixed rate of 0.254%	6-Month JPY LIBOR-BBA	7/19/2046	JPY	258,962,883	—	(395,428)
Total						—	(587,670)
Credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	300,000	18,241	(358)	18,872	—	—	(989)
Barclays	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	4,240,000	257,809	(5,065)	261,705	—	—	(8,961)
Total								280,577	—	—	(9,950)
Cleared credit default swap contracts outstanding at January 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	3,540,000	—	(115,326)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 26	12/20/2021	5.000	EUR	6,750,000	—	(116,806)
Total						—	(232,132)
Cleared credit default swap contracts outstanding at January 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	0.663	USD	(10,700,000)	22,737	—
12	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the value of these securities amounted to $28,220,921 41.25% of net assets.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)	Zero coupon bond.
(e)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	1,248,886	16,135,751	(14,321,379)	3,063,258	276	5,242	3,063,258
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russia Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
65,455,000	1,668,000	(1,759,000)	(91,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
14	Columbia Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Bond Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	2,619,056	—	—	2,619,056
Commercial Mortgage-Backed Securities - Agency	—	2,342,087	—	—	2,342,087
Commercial Mortgage-Backed Securities - Non-Agency	—	978,888	—	—	978,888
Corporate Bonds & Notes	—	22,118,965	—	—	22,118,965
Foreign Government Obligations	—	26,979,885	—	—	26,979,885
Residential Mortgage-Backed Securities - Agency	—	1,672	—	—	1,672
Residential Mortgage-Backed Securities - Non-Agency	—	1,478,316	—	—	1,478,316
Senior Loans	—	134,217	—	—	134,217
U.S. Treasury Obligations	5,647,743	—	—	—	5,647,743
Money Market Funds	—	—	—	3,063,258	3,063,258
Total Investments	5,647,743	56,653,086	—	3,063,258	65,364,087
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	939,521	—	—	939,521
Futures Contracts	330,788	—	—	—	330,788
Swap Contracts	—	22,737	—	—	22,737
Liability
Forward Foreign Currency Exchange Contracts	—	(387,625)	—	—	(387,625)
Futures Contracts	(62,753)	—	—	—	(62,753)
Swap Contracts	—	(829,752)	—	—	(829,752)
Total	5,915,778	56,397,967	—	3,063,258	65,377,003
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Global Bond Fund | Quarterly Report 2017	15

Portfolio of Investments
Columbia Select Global Equity Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 101.0%
Issuer	Shares	Value ($)
Belgium 1.9%
Anheuser-Busch InBev SA/NV	67,099	7,006,346
Canada 0.9%
Suncor Energy, Inc.	113,083	3,510,096
China 2.1%
Tencent Holdings Ltd.	308,800	8,073,694
Hong Kong 4.7%
AIA Group Ltd.	2,831,600	17,531,435
India 4.3%
Asian Paints Ltd.	144,060	2,061,539
HDFC Bank Ltd.	741,084	14,067,169
Total		16,128,708
Japan 3.2%
Keyence Corp.	22,200	8,621,755
Shimano, Inc.	21,600	3,406,055
Total		12,027,810
Netherlands 8.6%
RELX NV	1,068,920	18,054,838
Unilever NV-CVA	350,195	14,204,541
Total		32,259,379
Singapore 2.1%
Broadcom Ltd.	39,943	7,968,628
Switzerland 2.0%
Johnson Controls International PLC	175,161	7,703,581
United Kingdom 13.8%
Aon PLC	85,593	9,646,331
British American Tobacco PLC	327,595	20,221,752
Compass Group PLC	444,170	7,904,913
Reckitt Benckiser Group PLC	163,738	14,049,634
Total		51,822,630
United States 57.4%
Activision Blizzard, Inc.	193,325	7,773,598
Adobe Systems, Inc.(a)	33,835	3,836,212
Alphabet, Inc., Class A(a)	24,193	19,842,857
Amazon.com, Inc.(a)	14,126	11,632,478
Common Stocks (continued)
Issuer	Shares	Value ($)
Automatic Data Processing, Inc.	34,931	3,527,682
Boston Scientific Corp.(a)	356,014	8,565,697
Charles Schwab Corp. (The)	278,514	11,485,917
Charter Communications, Inc., Class A(a)	15,343	4,970,365
Colgate-Palmolive Co.	97,652	6,306,366
Comcast Corp., Class A	130,718	9,858,751
Cooper Companies, Inc. (The)	21,550	3,978,345
CR Bard, Inc.	23,894	5,670,763
Equifax, Inc.	70,888	8,313,745
Estee Lauder Companies, Inc. (The), Class A	87,708	7,122,767
Facebook, Inc., Class A(a)	32,333	4,213,637
Intercontinental Exchange, Inc.	117,855	6,878,018
MasterCard, Inc., Class A	156,602	16,651,491
Microsoft Corp.	148,417	9,595,159
PepsiCo, Inc.	74,876	7,770,631
PPG Industries, Inc.	37,987	3,799,080
S&P Global, Inc.	99,164	11,917,529
Thermo Fisher Scientific, Inc.	64,603	9,844,851
Union Pacific Corp.	63,810	6,800,870
UnitedHealth Group, Inc.	47,477	7,696,022
Visa, Inc., Class A	214,422	17,734,844
Total		215,787,675
Total Common Stocks (Cost $355,550,963)		379,819,982

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(b),(c)	4,174,238	4,174,238
Total Money Market Funds (Cost $4,174,238)		4,174,238
Total Investments (Cost $359,725,201)		383,994,220
Other Assets and Liabilities, Net		(7,986,245)
Net Assets		$376,007,975

Columbia Select Global Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, January 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	5,717,866	35,981,971	(37,525,599)	4,174,238	(518)	6,864	4,174,238
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
359,725,000	29,202,000	(4,933,000)	24,269,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
2	Columbia Select Global Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Belgium	—	7,006,346	—	—	7,006,346
Canada	3,510,096	—	—	—	3,510,096
China	—	8,073,694	—	—	8,073,694
Hong Kong	—	17,531,435	—	—	17,531,435
India	—	16,128,708	—	—	16,128,708
Japan	—	12,027,810	—	—	12,027,810
Netherlands	—	32,259,379	—	—	32,259,379
Singapore	7,968,628	—	—	—	7,968,628
Switzerland	7,703,581	—	—	—	7,703,581
United Kingdom	9,646,331	42,176,299	—	—	51,822,630
United States	215,787,675	—	—	—	215,787,675
Total Common Stocks	244,616,311	135,203,671	—	—	379,819,982
Money Market Funds	—	—	—	4,174,238	4,174,238
Total Investments	244,616,311	135,203,671	—	4,174,238	383,994,220
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Select Global Equity Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Seligman Global Technology Fund, January 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.8%
Issuer	Shares	Value ($)
China 0.3%
Ctrip.com International Ltd., ADR(a)	57,000	2,462,970
Israel 5.4%
Check Point Software Technologies Ltd.(a)	80,860	7,986,542
CyberArk Software Ltd.(a)	113,600	6,027,616
Mellanox Technologies Ltd.(a)	300,700	14,238,145
Orbotech Ltd.(a)	205,600	7,173,384
Tower Semiconductor Ltd.(a)	365,536	7,753,019
Total		43,178,706
Netherlands 2.9%
NXP Semiconductors NV(a)	236,144	23,106,690
Singapore 6.9%
Broadcom Ltd.	275,796	55,021,302
Taiwan 0.3%
Catcher Technology Co., Ltd.	299,000	2,438,567
United States 81.0%
Acacia Communications, Inc.(a)	57,800	3,362,226
Activision Blizzard, Inc.	39,700	1,596,337
Adobe Systems, Inc.(a)	17,500	1,984,150
Advanced Energy Industries, Inc.(a)	46,728	2,749,476
Alere, Inc.(a)	131,200	4,854,400
Alphabet, Inc., Class A(a)	23,300	19,110,427
Alphabet, Inc., Class C(a)	27,043	21,547,592
Apple, Inc.	331,985	40,286,380
Applied Materials, Inc.	415,900	14,244,575
Arista Networks, Inc.(a)	97,934	9,205,796
Arris International PLC(a)	371,900	10,628,902
Cavium, Inc.(a)	336,665	22,290,590
Comcast Corp., Class A	57,800	4,359,276
Computer Sciences Corp.	78,800	4,901,360
CPI Card Group, Inc.	517,562	2,354,907
eBay, Inc.(a)	280,800	8,937,864
Electronics for Imaging, Inc.(a)	284,265	12,774,869
Euronet Worldwide, Inc.(a)	29,774	2,129,437
Facebook, Inc., Class A(a)	103,400	13,475,088
Fidelity National Information Services, Inc.	61,800	4,908,156
Finisar Corp.(a)	236,500	6,993,305
Fortinet, Inc.(a)	380,400	12,652,104
Common Stocks (continued)
Issuer	Shares	Value ($)
Hewlett Packard Enterprise Co.	482,500	10,943,100
Integrated Device Technology, Inc.(a)	254,000	6,398,260
Juniper Networks, Inc.	42,900	1,148,862
KLA-Tencor Corp.	80,098	6,817,141
Lam Research Corp.	598,723	68,769,324
Lattice Semiconductor Corp.(a)	1,818,187	13,072,765
Maxim Integrated Products, Inc.	543,396	24,170,254
Microchip Technology, Inc.	46,600	3,138,510
Microsoft Corp.	117,900	7,622,235
Nuance Communications, Inc.(a)	1,295,157	20,541,190
Oclaro, Inc.(a)	192,400	1,887,444
ON Semiconductor Corp.(a)	736,172	9,805,811
Oracle Corp.	183,400	7,356,174
Palo Alto Networks, Inc.(a)	69,500	10,255,420
Priceline Group, Inc. (The)(a)	2,500	3,937,825
Qorvo, Inc.(a)	617,516	39,650,702
Salesforce.com, Inc.(a)	113,633	8,988,370
Skyworks Solutions, Inc.	208,181	19,098,525
Splunk, Inc.(a)	82,900	4,796,594
Synaptics, Inc.(a)	414,564	23,373,118
Synopsys, Inc.(a)	450,611	28,338,926
Tableau Software, Inc., Class A(a)	58,235	2,785,962
Teradyne, Inc.	1,011,398	28,703,475
TiVo Corp.(a)	867,400	16,393,860
Travelport Worldwide Ltd.	645,679	9,271,950
Visa, Inc., Class A	242,100	20,024,091
Western Digital Corp.	276,700	22,061,291
Xerox Corp.	353,900	2,452,527
Zynga, Inc., Class A(a)	263,600	664,272
Total		647,815,195
Total Common Stocks (Cost $543,316,299)		774,023,430

Columbia Seligman Global Technology Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2017 (Unaudited)
Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.662%(b),(c)	25,593,199	25,593,199
Total Money Market Funds (Cost $25,593,199)		25,593,199
Total Investments (Cost $568,909,498)		799,616,629
Other Assets and Liabilities, Net		(340,620)
Net Assets		$799,276,009
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.662%	2,798,952	79,110,358	(56,316,111)	25,593,199	449	26,037	25,593,199
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At January 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
568,909,000	236,778,000	(6,070,000)	230,708,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Seligman Global Technology Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
China	2,462,970	—	—	—	2,462,970
Israel	43,178,706	—	—	—	43,178,706
Netherlands	23,106,690	—	—	—	23,106,690
Singapore	55,021,302	—	—	—	55,021,302
Taiwan	—	2,438,567	—	—	2,438,567
United States	647,815,195	—	—	—	647,815,195
Total Common Stocks	771,584,863	2,438,567	—	—	774,023,430
Money Market Funds	—	—	—	25,593,199	25,593,199
Total Investments	771,584,863	2,438,567	—	25,593,199	799,616,629
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Seligman Global Technology Fund | Quarterly Report 2017	3

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 24, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date March 24, 2017